Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Guggenheim Variable Funds Trust
Entity Central Index Key	0000217087
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Variable Annuity
Shareholder Report [Line Items]
Fund Name	Series A (StylePlus—Large Core Series)
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Series A (StylePlus—Large Core Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$61	1.14%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 15.31%, outperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period.

What factors materially affected the fund's performance over the last six months?

The equity sleeve was allocated 15%-25% to actively managed equity and 75%-85% to passive equity. Relative to the fund's benchmark, the active equity sleeve contributed to performance. The passive equity component, which accounted for most of the fund's exposure to the broad equity market, consisted of equity index swaps and equity index futures, and generated performance roughly in line with fund's benchmark (before costs associated with derivatives); the active fixed income sleeve generated excess returns over the costs of equity index derivatives.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series A (StylePlus—Large Core Series)	15.31%	25.15%	14.41%	12.39%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 249,083,822
Holdings Count | shares	85
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$249,083,822
Number of Portfolio Holdings	85
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund III	24.5%
Guggenheim Variable Insurance Strategy Fund III	23.8%
Guggenheim Strategy Fund II	14.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.6%
Microsoft Corp.	1.9%
Apple, Inc.	1.7%
NVIDIA Corp.	1.3%
Alphabet, Inc. — Class C	0.7%
Amazon.com, Inc.	0.7%
Broadcom, Inc.	0.5%
Top 10 Total	80.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund III	24.5%
Guggenheim Variable Insurance Strategy Fund III	23.8%
Guggenheim Strategy Fund II	14.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.6%
Microsoft Corp.	1.9%
Apple, Inc.	1.7%
NVIDIA Corp.	1.3%
Alphabet, Inc. — Class C	0.7%
Amazon.com, Inc.	0.7%
Broadcom, Inc.	0.5%
Top 10 Total	80.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Variable Annuity, Series B (Large Cap Value Series)
Shareholder Report [Line Items]
Fund Name	Series B (Large Cap Value Series)
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Series B (Large Cap Value Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 8.72%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the Russell 1000 Value Index, which returned 6.62% for the same period.

The fund's broad-based securities market index was changed from the Russell 1000 Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund's stock selection was the most significant contributor to outperformance relative to the Russell 1000 Value Index for the reporting period, due to the AI-driven Technology holdings in Alphabet, Inc.- Class A, Qualcomm Inc, KLA Corp, Teradyne Inc., and Applied Materials. Positions in Diamondback Energy and Leidos Holdings in the Energy and Professional Services sectors also contributed meaningfully.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series B (Large Cap Value Series)	8.72%	13.80%	10.58%	8.52%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Value Index	6.62%	13.06%	9.01%	8.23%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 203,542,452
Holdings Count | shares	83
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$203,542,452
Number of Portfolio Holdings	83
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
iShares Russell 1000 Value ETF	3.6%
Bank of America Corp.	2.7%
Berkshire Hathaway, Inc. — Class B	2.6%
Chevron Corp.	2.6%
Verizon Communications, Inc.	2.5%
Walmart, Inc.	2.3%
Alphabet, Inc. — Class A	2.1%
ConocoPhillips	2.1%
Diamondback Energy, Inc.	1.9%
JPMorgan Chase & Co.	1.8%
Top 10 Total	24.2%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
iShares Russell 1000 Value ETF	3.6%
Bank of America Corp.	2.7%
Berkshire Hathaway, Inc. — Class B	2.6%
Chevron Corp.	2.6%
Verizon Communications, Inc.	2.5%
Walmart, Inc.	2.3%
Alphabet, Inc. — Class A	2.1%
ConocoPhillips	2.1%
Diamondback Energy, Inc.	1.9%
JPMorgan Chase & Co.	1.8%
Top 10 Total	24.2%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Variable Annuity, Series D (World Equity Income Series)
Shareholder Report [Line Items]
Fund Name	Series D (World Equity Income Series)
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Series D (World Equity Income Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 9.83%, underperforming the fund's benchmark, the MSCI World (Net) Index, which returned 11.75% for the same period.

What factors materially affected the fund's performance over the last six months?

An underweight in the Health Care sector and good selection in Financials were the largest positive contributors to the fund's return. The leading overall detractor from return was allocation, with the Information Technology and Communication Services sectors responsible for most of the relative underperformance. The fund was also most underweight relative to the Benchmark in the Information Technology sector, which exacerbated the underperformance. From a country perspective, Security selection in Australia was a large positive contributor to return. Europe as a whole contributed to return, with the largest relative contributions from Italy, France, and Sweden. The U.S. was the single largest relative detractor from return. The UK and Germany were the other leading detractors from return on a relative basis. The top relative individual contributor to the fund was Dell Technologies, Inc. The biggest detractor was an underweight in Nvidia Corp.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series D (World Equity Income Series)	9.83%	16.98%	9.44%	6.86%
MSCI World (Net) Index	11.75%	20.19%	11.78%	9.16%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 115,943,933
Holdings Count | shares	146
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$115,943,933
Number of Portfolio Holdings	146
Portfolio Turnover Rate	56%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
Country Diversification (% of Total Investments) as of 6.30.24
Geographic Region	% of Net Assets
United States	69.5%
Japan	3.6%
Netherlands	3.6%
Denmark	2.7%
Australia	2.2%
France	2.2%
Canada	2.1%
Other	14.1%
Total Investments	100.0%
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
NVIDIA Corp.	3.4%
Apple, Inc.	3.4%
Microsoft Corp.	3.3%
Alphabet, Inc. — Class C	2.4%
Amazon.com, Inc.	2.0%
Novo Nordisk A/S — Class B	1.5%
Walmart, Inc.	1.3%
Johnson & Johnson	1.2%
Berkshire Hathaway, Inc. — Class B	1.2%
UnitedHealth Group, Inc.	1.1%
Top 10 Total	20.8%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
NVIDIA Corp.	3.4%
Apple, Inc.	3.4%
Microsoft Corp.	3.3%
Alphabet, Inc. — Class C	2.4%
Amazon.com, Inc.	2.0%
Novo Nordisk A/S — Class B	1.5%
Walmart, Inc.	1.3%
Johnson & Johnson	1.2%
Berkshire Hathaway, Inc. — Class B	1.2%
UnitedHealth Group, Inc.	1.1%
Top 10 Total	20.8%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Variable Annuity, Series E (Total Return Bond Series)
Shareholder Report [Line Items]
Fund Name	Series E (Total Return Bond Series)
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Series E (Total Return Bond Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$43	0.87%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 0.21%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned (0.71%) for the same period.

What factors materially affected the fund's performance over the last six months?

The fund's relative outperformance to the Benchmark was primarily driven by security selection, sector allocation and the fund's carry advantage over the benchmark. Carry is the difference between the cost of financing an asset and the interest received on that asset. Duration was a detractor from absolute returns as interest rates rose roughly 50 basis points over the performance period but only a modest detractor in relative terms. The fund benefited from an overweight allocation to asset-backed securities, as securitized credit spreads broadly outperformed corporate credit spreads. Security selection within agency residential mortgage-backed securities, investment grade corporates, and high yield corporates were key contributors to relative performance.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series E (Total Return Bond Series)	0.21%	4.12%	0.65%	2.45%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 160,389,829
Holdings Count | shares	538
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$160,389,829
Number of Portfolio Holdings	538
Portfolio Turnover Rate	41%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 6.30.24
Credit Quality	% of Net Assets
AAA	46.1%
AA	6.2%
A	13.6%
BBB	14.6%
BB	5.4%
B	1.3%
CCC	0.3%
CC	1.4%
C	0.1%
NR3	3.2%
Other Instruments	7.8%
10 Largest Holdings[4] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Total Return Bond Fund — R6-Class	3.9%
U.S. Treasury Notes, 4.13% due 03/31/31	2.7%
Uniform MBS 30 Year due 09/01/24	2.7%
Uniform MBS 30 Year due 09/01/24	2.6%
U.S. Treasury Bonds due 05/15/53	2.2%
U.S. Treasury Notes, 4.00% due 02/15/34	2.1%
U.S. Treasury Notes, 4.50% due 05/31/29	2.0%
U.S. Treasury Notes, 4.63% due 04/30/31	1.6%
Uniform MBS 15 Year due 08/01/24	1.3%
Freddie Mac, 5.00% due 06/01/53	1.1%
Top 10 Total	22.2%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Total Return Bond Fund — R6-Class	3.9%
U.S. Treasury Notes, 4.13% due 03/31/31	2.7%
Uniform MBS 30 Year due 09/01/24	2.7%
Uniform MBS 30 Year due 09/01/24	2.6%
U.S. Treasury Bonds due 05/15/53	2.2%
U.S. Treasury Notes, 4.00% due 02/15/34	2.1%
U.S. Treasury Notes, 4.50% due 05/31/29	2.0%
U.S. Treasury Notes, 4.63% due 04/30/31	1.6%
Uniform MBS 15 Year due 08/01/24	1.3%
Freddie Mac, 5.00% due 06/01/53	1.1%
Top 10 Total	22.2%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Variable Annuity, Series F (Floating Rate Strategies Series)
Shareholder Report [Line Items]
Fund Name	Series F (Floating Rate Strategies Series)
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Series F (Floating Rate Strategies Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$58	1.14%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 3.12%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned (0.71%) for the same period and underperforming the fund's secondary index, the Credit Suisse Leveraged Loan Index, which returned 4.44% for the same period.

The fund's broad-based securities market index was changed from the Credit Suisse Leveraged Loan Index to the Bloomberg U.S. Aggregate Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

Above-average returns for both the fund and the Credit Suisse Leveraged Loan Index (the "Index") continued to be driven by high all-in coupon. Interest return accounted for over 100% of overall return for both the fund and the benchmark during the first half of the year (more than offsetting a negative return from price movement). From a supply/demand perspective, record collateralized loan obligation issuance pushed the supply deficit to all-time highs as robust primary activity remained primarily opportunistic (refinancings/repricings). Comparing the fund to the Index, credit issues in the consumer and communications sectors were the primary detractors to performance during the reporting period. Relative performance benefited from an overweight to the consumer non-cyclicals sector and from the fund's small high yield bond allocation.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series F (Floating Rate Strategies Series)	3.12%	8.48%	3.66%	3.47%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
Credit Suisse Leveraged Loan Index	4.44%	11.04%	5.36%	4.61%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 56,876,119
Holdings Count | shares	235
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$56,876,119
Number of Portfolio Holdings	235
Portfolio Turnover Rate	31%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 6.30.24
Credit Quality	% of Net Assets
BBB	6.7%
BB	35.3%
B	46.5%
CCC	3.0%
CC	0.1%
NR3	0.2%
Other Instruments	8.2%
10 Largest Holdings[4] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Floating Rate Strategies Fund — Class R6	2.6%
SPDR Blackstone Senior Loan ETF	2.6%
Arsenal AIC Parent LLC, 9.10%	0.9%
Planview Parent, Inc., 9.08%	0.9%
Restaurant Brands, 7.09%	0.9%
WMG Acquisition Corp.	0.9%
McGraw Hill LLC, 10.20%	0.9%
American Builders & Contractors Supply Co., Inc., 7.34%	0.9%
Summit Behavioral Healthcare LLC, 9.60%	0.9%
Beacon Roofing Supply, Inc., 7.34%	0.9%
Top 10 Total	12.4%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Floating Rate Strategies Fund — Class R6	2.6%
SPDR Blackstone Senior Loan ETF	2.6%
Arsenal AIC Parent LLC, 9.10%	0.9%
Planview Parent, Inc., 9.08%	0.9%
Restaurant Brands, 7.09%	0.9%
WMG Acquisition Corp.	0.9%
McGraw Hill LLC, 10.20%	0.9%
American Builders & Contractors Supply Co., Inc., 7.34%	0.9%
Summit Behavioral Healthcare LLC, 9.60%	0.9%
Beacon Roofing Supply, Inc., 7.34%	0.9%
Top 10 Total	12.4%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Variable Annuity, Series J (StylePlus—Mid Growth Series)
Shareholder Report [Line Items]
Fund Name	Series J (StylePlus—Mid Growth Series)
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Series J (StylePlus—Mid Growth Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$63	1.23%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 7.60%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the Russell Midcap Growth Index, which returned 5.98% for the same period.

The fund's broad-based securities market index was changed from the Russell Midcap Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund outperformed the Russell Midcap Growth Index (the "Index") for the reporting period. The equity sleeve was allocated 15%-25% to actively managed equity and 75%-85% to passive equity. Relative to the Index, the active equity sleeve contributed to performance. The passive equity component, which accounted for most of the fund's exposure to the broad equity market, consisted of equity index swaps and equity index futures, and generated performance roughly in line with the Index (before costs associated with derivatives); the active fixed income sleeve generated excess returns over the costs of equity index derivatives.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series J (StylePlus—Mid Growth Series)	7.60%	16.93%	9.55%	9.96%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell Midcap Growth Index	5.98%	15.05%	9.93%	10.51%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 173,487,396
Holdings Count | shares	150
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$173,487,396
Number of Portfolio Holdings	150
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Variable Insurance Strategy Fund III	26.8%
Guggenheim Strategy Fund III	26.5%
Guggenheim Strategy Fund II	20.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	1.7%
Owens Corning	0.5%
Neurocrine Biosciences, Inc.	0.5%
Pure Storage, Inc. — Class A	0.4%
Lennox International, Inc.	0.4%
Toll Brothers, Inc.	0.4%
United Therapeutics Corp.	0.4%
Top 10 Total	77.8%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Variable Insurance Strategy Fund III	26.8%
Guggenheim Strategy Fund III	26.5%
Guggenheim Strategy Fund II	20.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	1.7%
Owens Corning	0.5%
Neurocrine Biosciences, Inc.	0.5%
Pure Storage, Inc. — Class A	0.4%
Lennox International, Inc.	0.4%
Toll Brothers, Inc.	0.4%
United Therapeutics Corp.	0.4%
Top 10 Total	77.8%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Variable Annuity, Series N (Managed Asset Allocation Series)
Shareholder Report [Line Items]
Fund Name	Series N (Managed Asset Allocation Series)
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Series N (Managed Asset Allocation Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 5.88%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned (0.71%) for the same period and underperforming the fund's secondary index, the S&P 500 Index, which returned 15.29% for the same period.

What factors materially affected the fund's performance over the last six months?

Strong earnings growth in large cap technology stocks propelled the equity market, more particularly the U.S. large cap equity market, to historical records multiple times during the reporting period. Smaller U.S. stocks and international equity markets performed less strongly. Bond markets have struggled with the oscillating outlook on whether or how frequently the Federal Reserve might cut interest rates this year. Treasury and high quality bonds, in general, declined. S&P 500 futures and ETFs, the S&P Mid Cap ETF, and MSCI EAFE Index futures and ETFs were the biggest contributors to the fund's return, while the biggest detractors were the Bloomberg U.S. Aggregate Bond ETF, iShares iBoxx Investment Grade Bond ETF, and the 10-year U.S. Treasury ETF and related futures.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series N (Managed Asset Allocation Series)	5.88%	11.59%	6.29%	6.12%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 35,573,951
Holdings Count | shares	23
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$35,573,951
Number of Portfolio Holdings	23
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Vanguard S&P 500 ETF	23.3%
Schwab U.S. Aggregate Bond ETF	14.5%
SPDR S&P 500 ETF Trust	12.5%
iShares MSCI EAFE ETF	8.6%
iShares 7-10 Year Treasury Bond ETF	7.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.1%
iShares 1-3 Year Treasury Bond ETF	6.6%
iShares Core S&P Mid-Cap ETF	6.2%
Guggenheim Variable Insurance Strategy Fund III	3.1%
Guggenheim Strategy Fund II	3.0%
Top 10 Total	92.7%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Vanguard S&P 500 ETF	23.3%
Schwab U.S. Aggregate Bond ETF	14.5%
SPDR S&P 500 ETF Trust	12.5%
iShares MSCI EAFE ETF	8.6%
iShares 7-10 Year Treasury Bond ETF	7.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.1%
iShares 1-3 Year Treasury Bond ETF	6.6%
iShares Core S&P Mid-Cap ETF	6.2%
Guggenheim Variable Insurance Strategy Fund III	3.1%
Guggenheim Strategy Fund II	3.0%
Top 10 Total	92.7%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Variable Annuity, Series O (All Cap Value Series)
Shareholder Report [Line Items]
Fund Name	Series O (All Cap Value Series)
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Series O (All Cap Value Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 6.52%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the Russell 3000 Value Index, which returned 6.18% for the same period.

The fund's broad-based securities market index was changed from the Russell 3000 Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund slightly outperformed the Russell 3000 Value Index for the reporting period. It benefited from its underweight to the Health Care and REITs sectors. Its overweight to smaller-market-cap companies detracted from performance as the larger, mega-cap companies in the market performed best. The fund's stock selection was the most significant contributor to outperformance due to the AI-driven technology holdings in Alphabet, KLA Corp, Teradyne, and Qualcomm as well as holdings in Diamondback Energy, Jefferies Financial, Leidos, and Encompass Health.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series O (All Cap Value Series)	6.52%	11.34%	10.10%	8.16%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 3000 Value Index	6.18%	12.93%	8.89%	8.10%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 93,533,140
Holdings Count | shares	141
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$93,533,140
Number of Portfolio Holdings	141
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Jefferies Financial Group, Inc.	2.4%
Chevron Corp.	2.3%
Diamondback Energy, Inc.	2.1%
Berkshire Hathaway, Inc. — Class B	2.0%
JPMorgan Chase & Co.	2.0%
Bank of America Corp.	1.9%
OGE Energy Corp.	1.9%
Walmart, Inc.	1.8%
Verizon Communications, Inc.	1.7%
Pinnacle West Capital Corp.	1.7%
Top 10 Total	19.8%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Jefferies Financial Group, Inc.	2.4%
Chevron Corp.	2.3%
Diamondback Energy, Inc.	2.1%
Berkshire Hathaway, Inc. — Class B	2.0%
JPMorgan Chase & Co.	2.0%
Bank of America Corp.	1.9%
OGE Energy Corp.	1.9%
Walmart, Inc.	1.8%
Verizon Communications, Inc.	1.7%
Pinnacle West Capital Corp.	1.7%
Top 10 Total	19.8%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Variable Annuity, Series P (High Yield Series)
Shareholder Report [Line Items]
Fund Name	Series P (High Yield Series)
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Series P (High Yield Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 2.49%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned (0.71%) for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 2.58% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

Overall, lower financing costs and borrower sentiment spurred heavy new issuance volume while strong market conditions kept spreads tight. The primary contributors to the fund's performance were exposure to higher quality credit and a restructured equity position, and the primary detractor was weaker performance from consumer cyclical holdings.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series P (High Yield Series)	2.49%	9.84%	3.40%	3.58%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
Bloomberg U.S. Corporate High Yield Index	2.58%	10.44%	3.92%	4.31%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 32,004,941
Holdings Count | shares	273
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$32,004,941
Number of Portfolio Holdings	273
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 6.30.24
Credit Quality	% of Net Assets
BBB	3.1%
BB	46.7%
B	39.3%
CCC	6.5%
CC	0.1%
NR3	0.1%
Other Instruments	4.2%
10 Largest Holdings[4] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Terraform Global Operating, LP, 6.13%	1.3%
CPI CG, Inc., 8.63%	1.1%
Cheplapharm Arzneimittel GmbH, 5.50%	1.1%
Enviri Corp., 5.75%	1.0%
CVR Energy, Inc., 5.75%	1.0%
ITT Holdings LLC, 6.50%	0.9%
VZ Secured Financing BV, 5.00%	0.9%
CPI CG, Inc., 10.00%	0.9%
Trinity Industries, Inc., 7.75%	0.9%
GrafTech Finance, Inc., 4.63%	0.8%
Top 10 Total	9.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Terraform Global Operating, LP, 6.13%	1.3%
CPI CG, Inc., 8.63%	1.1%
Cheplapharm Arzneimittel GmbH, 5.50%	1.1%
Enviri Corp., 5.75%	1.0%
CVR Energy, Inc., 5.75%	1.0%
ITT Holdings LLC, 6.50%	0.9%
VZ Secured Financing BV, 5.00%	0.9%
CPI CG, Inc., 10.00%	0.9%
Trinity Industries, Inc., 7.75%	0.9%
GrafTech Finance, Inc., 4.63%	0.8%
Top 10 Total	9.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Variable Annuity, Series Q (Small Cap Value Series)
Shareholder Report [Line Items]
Fund Name	Series Q (Small Cap Value Series)
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Series Q (Small Cap Value Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$55	1.11%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 0.32%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the Russell 2000 Value Index, which returned (0.85%) for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund outperformed the Russell 2000 Value Index for the reporting period. However, the return was subdued relative to many other equity benchmarks, as the AI-driven large cap technology growth stocks drove many indices much higher. The fund benefited from its underweight to banks, REITs, and consumer discretionary sectors. There was meaningful contribution from holdings in Kirby Corp, Pioneer Natural Resources, Encompass Health, Stifel Financial, Crocs, and Radnet.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series Q (Small Cap Value Series)	0.32%	9.04%	7.82%	5.20%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 2000 Value Index	-0.85%	10.90%	7.07%	6.23%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 57,391,967
Holdings Count | shares	103
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$57,391,967
Number of Portfolio Holdings	103
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
SPDR S&P Biotech ETF	3.1%
iShares Russell 2000 Value ETF	2.5%
Encompass Health Corp.	2.4%
Stifel Financial Corp.	2.2%
Liberty Energy, Inc. — Class A	2.0%
MGP Ingredients, Inc.	2.0%
Murphy Oil Corp.	2.0%
Rush Enterprises, Inc. — Class A	2.0%
Kirby Corp.	2.0%
OGE Energy Corp.	1.9%
Top 10 Total	22.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
SPDR S&P Biotech ETF	3.1%
iShares Russell 2000 Value ETF	2.5%
Encompass Health Corp.	2.4%
Stifel Financial Corp.	2.2%
Liberty Energy, Inc. — Class A	2.0%
MGP Ingredients, Inc.	2.0%
Murphy Oil Corp.	2.0%
Rush Enterprises, Inc. — Class A	2.0%
Kirby Corp.	2.0%
OGE Energy Corp.	1.9%
Top 10 Total	22.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Variable Annuity, Series V (SMid Cap Value Series)
Shareholder Report [Line Items]
Fund Name	Series V (SMid Cap Value Series)
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Series V (SMid Cap Value Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 2.98%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the Russell 2500 Value Index, which returned 1.50% for the same period.

The fund's broad-based securities market index was changed from the Russell 2500 Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund outperformed the Russell 2500 Value Index for the reporting period. However, the return was subdued relative to many other equity benchmarks, as the AI-driven large cap technology growth stocks drove many indices much higher. The fund benefited from its industry allocations (overweight in Utilities and Technology while underweight in Consumer Discretionary and REITs) as well as strong individual stock performance from Jefferies Financial, Stifel Financial, Leidos and Crocs.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series V (SMid Cap Value Series)	2.98%	8.91%	9.57%	7.18%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 2500 Value Index	1.50%	11.24%	8.01%	6.77%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 155,845,824
Holdings Count | shares	91
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$155,845,824
Number of Portfolio Holdings	91
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Unum Group	2.8%
Jefferies Financial Group, Inc.	2.5%
Teradyne, Inc.	2.4%
Stifel Financial Corp.	2.4%
Pinnacle West Capital Corp.	2.4%
OGE Energy Corp.	2.3%
Teledyne Technologies, Inc.	2.3%
Old Republic International Corp.	2.2%
Evergy, Inc.	2.2%
Diamondback Energy, Inc.	2.2%
Top 10 Total	23.7%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Unum Group	2.8%
Jefferies Financial Group, Inc.	2.5%
Teradyne, Inc.	2.4%
Stifel Financial Corp.	2.4%
Pinnacle West Capital Corp.	2.4%
OGE Energy Corp.	2.3%
Teledyne Technologies, Inc.	2.3%
Old Republic International Corp.	2.2%
Evergy, Inc.	2.2%
Diamondback Energy, Inc.	2.2%
Top 10 Total	23.7%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Variable Annuity, Series X (StylePlus—Small Growth Series)
Shareholder Report [Line Items]
Fund Name	Series X (StylePlus—Small Growth Series)
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Series X (StylePlus—Small Growth Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$64	1.26%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 3.93%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the Russell 2000 Growth Index, which returned 4.44% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund underperformed the Russell 2000 Growth Index (the "Index") for the reporting period. The equity sleeve was allocated 20%-30% to actively managed equity and 70%-80% to passive equity. Relative to the Index, the active equity sleeve detracted from performance. The passive equity component, which accounted for most of the fund's exposure to the broad equity market, consisted of equity index swaps and equity index futures, and generated performance roughly in line with the Index (before costs associated with derivatives); the active fixed income sleeve generated excess returns over the costs of equity index derivatives.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series X (StylePlus—Small Growth Series)	3.93%	10.34%	6.50%	7.62%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 2000 Growth Index	4.44%	9.14%	6.17%	7.39%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 26,201,956
Holdings Count | shares	137
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$26,201,956
Number of Portfolio Holdings	137
Portfolio Turnover Rate	40%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Variable Insurance Strategy Fund III	27.3%
Guggenheim Strategy Fund III	26.2%
Guggenheim Strategy Fund II	16.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	1.2%
Mueller Industries, Inc.	0.6%
Boise Cascade Co.	0.4%
Meritage Homes Corp.	0.4%
Abercrombie & Fitch Co. — Class A	0.4%
Fabrinet	0.4%
InterDigital, Inc.	0.4%
Top 10 Total	73.8%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Variable Insurance Strategy Fund III	27.3%
Guggenheim Strategy Fund III	26.2%
Guggenheim Strategy Fund II	16.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	1.2%
Mueller Industries, Inc.	0.6%
Boise Cascade Co.	0.4%
Meritage Homes Corp.	0.4%
Abercrombie & Fitch Co. — Class A	0.4%
Fabrinet	0.4%
InterDigital, Inc.	0.4%
Top 10 Total	73.8%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Variable Annuity, Series Y (StylePlus—Large Growth Series)
Shareholder Report [Line Items]
Fund Name	Series Y (StylePlus—Large Growth Series)
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Series Y (StylePlus—Large Growth Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$69	1.26%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 20.67%, outperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the Russell 1000 Growth Index, which returned 20.70% for the same period.

The fund's broad-based securities market index was changed from the Russell 1000 Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund slightly underperformed the Russell 1000 Growth Index (the "Index") for the reporting period. The equity sleeve was allocated 15%-25% to actively managed equity and 75%-85% to passive equity. Relative to the Index, the active equity sleeve returns were roughly in line. The passive equity component, which accounted for most of the fund's exposure to the broad equity market, consisted of equity index swaps and equity index futures, and generated performance roughly in line with the Index (before costs associated with derivatives); the active fixed income sleeve generated excess returns over the costs of equity index derivatives.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series Y (StylePlus—Large Growth Series)	20.67%	32.98%	18.08%	15.54%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Growth Index	20.70%	33.48%	19.34%	16.33%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 55,059,332
Holdings Count | shares	63
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$55,059,332
Number of Portfolio Holdings	63
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund III	25.9%
Guggenheim Variable Insurance Strategy Fund III	23.0%
Guggenheim Strategy Fund II	19.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.6%
Microsoft Corp.	2.6%
Apple, Inc.	2.4%
NVIDIA Corp.	2.2%
Alphabet, Inc. — Class C	1.5%
Amazon.com, Inc.	1.3%
Meta Platforms, Inc. — Class A	0.7%
Top 10 Total	86.6%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund III	25.9%
Guggenheim Variable Insurance Strategy Fund III	23.0%
Guggenheim Strategy Fund II	19.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.6%
Microsoft Corp.	2.6%
Apple, Inc.	2.4%
NVIDIA Corp.	2.2%
Alphabet, Inc. — Class C	1.5%
Amazon.com, Inc.	1.3%
Meta Platforms, Inc. — Class A	0.7%
Top 10 Total	86.6%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Variable Annuity, Series Z (Alpha Opportunity Series)
Shareholder Report [Line Items]
Fund Name	Series Z (Alpha Opportunity Series)
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Series Z (Alpha Opportunity Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$102	1.97%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 9.07%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.65% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, which could foreshadow interest rate cuts in the second half of 2024. This optimism helped the S&P 500 Index to gain more than 15% during the reporting period. The fund significantly outperformed the ICE BofA 3-Month U.S. Treasury Bill Index. Among the fundamental factors, the fund's exposure in higher profitability, lower volatility, and higher momentum names paid off well. The overall contribution of the industry tilts (overweights/underweights) was moderate whereas security selection was quite strong during the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series Z (Alpha Opportunity Series)	9.07%	12.88%	4.57%	2.41%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
ICE BofA 3-Month U.S. Treasury Bill Index	2.65%	5.43%	2.17%	1.52%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,621,693
Holdings Count | shares	162
Investment Company, Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$3,621,693
Number of Portfolio Holdings	162
Portfolio Turnover Rate	153%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
United Therapeutics Corp.	1.1%
Gilead Sciences, Inc.	1.0%
AT&T, Inc.	1.0%
Dropbox, Inc. — Class A	1.0%
Cisco Systems, Inc.	1.0%
Yelp, Inc. — Class A	1.0%
General Motors Co.	1.0%
Amdocs Ltd.	1.0%
ONE Gas, Inc.	1.0%
Innoviva, Inc.	1.0%
Top 10 Total	10.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
United Therapeutics Corp.	1.1%
Gilead Sciences, Inc.	1.0%
AT&T, Inc.	1.0%
Dropbox, Inc. — Class A	1.0%
Cisco Systems, Inc.	1.0%
Yelp, Inc. — Class A	1.0%
General Motors Co.	1.0%
Amdocs Ltd.	1.0%
ONE Gas, Inc.	1.0%
Innoviva, Inc.	1.0%
Top 10 Total	10.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.